Financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Financial assets and liabilities
Financial assets and liabilities

5.  Financial assets and liabilities

As of December 31, 2022 and 2021, the Company’s financial assets measured at amortized cost are represented by cash, cash equivalents and restricted cash, trade and other accounts receivable, for which their carrying amount is a reasonable approximation of fair value.

a) Financial assets

	December 31,		December 31,
	2022		2021
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Interest rate cap	US$	1,585	US$	1,398
Total derivative financial assets	US$	1,585	US$	1,398

Presented on the consolidated statements of financial position as follows:
Current	US$	—	US$	—
Non-current	US$	1,585	US$	1,398

b) Financial debt

(i) As of December 31, 2022 and 2021, the Company’s short-term and long-term debt consists of the following:

		December 31,		December 31,
		2022		2021
I.	Revolving line of credit with Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on October 31, 2022, bearing annual interest rate at LIBOR plus a spread of 260 basis points.	US$	—	US$	171,771

II.	In June 2019 the Company issued in the Mexico market Asset backed trust notes (“CEBUR”), in Mexican pesos, maturing on June 20th, 2024 bearing annual interest rate at TIIE plus 175 basis points.		38,737		60,728

III.	In October 2021 the Company issued in the Mexico market a second tranche of its Asset backed trust notes (“CEBUR”), in Mexican pesos, maturing on October 20th, 2026 bearing annual interest rate at TIIE plus 200 basis points.		77,473		72,874

IV.	In December 2019, the Company entered into a short-term working capital facility with Banco Sabadell S.A., Institucion de Banca Multiple (“Sabadell”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a spread of 300 basis points. In December 2021, the Company renewed this working capital facility, bearing annual interest rate at TIIE 28 days plus a 240 basis points.		10,330		—

V.	Revolving credit line with Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on June 8, 2027, bearing annual interest rate at the three-month SOFR plus a spread of 298 basis points.		38,635		—

VI.	Pre-delivery payments financing with JSA International U.S. Holdings, LLC, with maturity on November 30, 2025, bearing annual interest SOFR plus a spread of 300 basis points.		27,962		—

VII.	Pre-delivery payments financing with GY Aviation Lease 1714 Co. Limited, with maturity on November 30, 2025, bearing annual interest SOFR plus a spread of 425 basis points.		15,880		—

VIII.	Pre-delivery payments financing with Incline II B Shannon 18 Limited, with maturity on May 31, 2025, bearing annual interest SOFR plus a spread of 390 basis points.		48,048		—

IX.	Pre-delivery payments financing with Oriental Leasing 6 Company Limited, with maturity on May 31, 2026, bearing annual interest of SOFR plus a spread of 200 basis points.		7,382		—

X.	The company acquired a short-term working capital facility with Banco Actinver S.A, Institución de banca multiple (“Actinver”) with national currency, bearing annual interest rate at TIIE plus 250 basis points.		7,747		—

XI.	Transaction costs to be amortized		(1,034)		(1,526)

XII.	Accrued interest and other financial cost		1,875		1,090
			273,035		304,937
	Less: Short-term maturities		112,148		196,898
	Long-term Financial debt	US$	160,887	US$	108,039

TIIE: Mexican interbank rate

LIBOR: London Inter Bank Offered Rate

SOFR: Secured Overnight Financing Rate

(ii) The following table provides a summary of the Company’s scheduled remaining principal payments of financial debt and projected interest on December 31, 2022:

			January 2024-		January 2025-
	Within one		December		December		January 2026-
	year		2024		2025		onwards		Total
Santander/Bancomext (1)	US$	12,364	US$	18,030	US$	8,655	US$	—	US$	39,049
Banco Sabadell S.A.		10,421		—		—		—		10,421
CEBUR program(2)		30,577		38,738		25,824		21,520		116,659
JSA International U.S. Holdings, LLCA		25,272		3,159		—		—		28,431
GY Aviation Lease 1714 Co. Limited		—		15,880		—		—		15,880
Incline II B Shannon 18 Limited		25,788		22,592		—		—		48,380
Oriental Leasing 6 Company Limited		76		—		7,382		—		7,458
Actinver		7,791		—		—		—		7,791
Financial debt		112,289		98,399		41,861		21,520		274,069
Projected interest		22,242		9,428		4,312		1,033		37,015
Total	US$	134,531	US$	107,827	US$	46,173	US$	22,553	US$	311,084

(1)	Revolving line of credit with Banco Santander S.A. and Banco Nacional de Comercio Exterior, S.N.C., Institución de Banca de Desarrollo contracted on June 8, 2022.
(2)	Every Trust Note (CEBUR) issuance has a 10% CAP on TIIE 28 to limit interest payments to increasing rates.

iii) Since 2011, the Company has financed the pre-delivery payments with Santander/Bancomext for the acquisition of its aircraft through a revolving financing facility.

The “Santander/Bancomext 2018” loan agreement provides for certain covenants, including limits to the ability to, among others:

i)	Incur debt above a specified debt basket unless certain financial ratios are met.
ii)	Create liens.
iii)	Merge with or acquire any other entity without the previous authorization of the Banks.
iv)	Dispose of certain assets.
v)	Declare and pay dividends or make any distribution on the Company’s share capital unless certain financial ratios ( that the long-term adjusted net debt is less than or equal to 6.5 ( six point five) times the EBITDAR, which on any determination date) are met.

As of December 31, 2022 the Company paid the dispositions made during the year, therefore, it does not have a balance pending settlement. As of December 31, 2021 the Company was in compliance with the covenants under the above-mentioned loan agreement.

For purposes of financing the pre-delivery payments, Mexican trusts were created whereby, the Company assigned its rights and obligations under the Airbus Purchase Agreement with Airbus S.A.S. (“Airbus”), including its obligation to make pre-delivery payments to the Mexican trusts, and the Company guaranteed the obligations of the Mexican trusts under the financing agreement (CIBanco, S.A., Institución de Banca Múltiple, Fidecomiso (previously Deutsche Bank México, S.A. Fideicomisos 1710 and 1711)).

On June 8, 2022 the Company entered into a new pre-delivery payment financing with Santander/Bancomext for the acquisition of its aircraft through a revolving facility.

The “Santander/Bancomext 2022” loan agreement provides for certain covenants, including limits to the ability to, among others:

i)	Incur debt above a specified debt basket unless certain financial ratios are met.
ii)	Create liens.
iii)	Merge with or acquire any other entity without the previous authorization of the Banks.
iv)	Dispose of certain assets.
v)	Declare and pay dividends or make distributions on the Company’s share capital, except for distributions that do not exceed 15 percent (15%) of the profit before taxes.

As of December 31, 2022, the Company was in compliance with the covenants under the above-mentioned loan agreement.

As of December 31, 2022, the outstanding balance of the financial debt related to finance pre-delivery payments of aircraft amounts to US$137,907, the company covers this obligation through the sale and the collection made by the transaction denominated as sale and leaseback at the time of delivery, therefore, it does not represent a disbursement that directly impacts the company’s working capital.

As of December 31, 2022, the Company has signed credit lines totaling US$859,098 of which US$701,220 were related to financial debt (US$390,289 were undrawn) and US$157,878 were related to letters of credit (US$16,129 were undrawn). As of December 31, 2021, the Company had signed credit lines totaling US$483,379 of which US$338,501 were related to financial debt (US$9,717 were undrawn) and US$144,878 were related to letters of credit (US$23,159 were undrawn).

For purposes of financing the pre-delivery payments, a Mexican trust was created whereby, the Company assigned its rights and obligations under the Airbus Purchase Agreement with Airbus S.A.S. (“Airbus”), including its obligation to make pre-delivery payments to the Mexican trust, and the Company guaranteed the obligations of the Mexican trusts under the financing agreement (CIBanco, S.A. Institución de Banca Múltiple, Fidecomiso) Trust 3853.

The Company signed in May of 2022 three new pre-delivery payments financing with lessors for the acquisition of its aircraft. For this purpose, a Mexican trust was created for each contract with (CIBanco, S.A. Institución de Banca Múltiple), for JSA International U.S. Holdings, LLC signed the Trust 3866, for GY Aviation Lease 1714 Co. Limited signed the Trust 3855, and for Incline II B Shannon 18 Limited signed the Trust 3867. These facilities do not include covenants or restrictions.

The Company signed a new pre-delivery payment financing with lessors for the acquisition of seven aircraft distributed between Oriental Leasing 6 Company Limited, Oriental Leasing 26 Company Limited and Oriental Leasing 36 Company Limited. For this purpose, the Mexican Trust 3921 was created with CI Banco, S.A. Institución de Banca Múltiple. This facility does not include covenants or restrictions.

On June 20, 2019, the Company, through its subsidiary Concesionaria issued 15,000,000 asset backed trust notes (“CEBUR”) under the ticket VOLARCB 19 for Ps.1.5 billion Mexican pesos (US$77.5 million as of December 31, 2022 based on an exchange rate of Ps.19.36 to US$1) through the Fideicomiso Irrevocable de Administración número CIB/3249 created by Concesionaria. The issuance amount is part of a program approved by the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos (US$ 155.0 million as of December 31, 2022 based on an exchange rate of Ps.19.36 to US$1).

The notes have a five-year maturity annual reduction of Ps.250,000, Ps.500,000, Ps.500,000 and Ps.250,000 (US$12.9 million, US$25.8 million, US$25.8 million and US$12.9 million as of December 31, 2022 based on an exchange rate of Ps.19.36 to US$1), in 2021, 2022, 2023 and 2024, respectively, with a floating one-month coupon rate referenced to TIIE 28 plus with a 175 basis point spread. The notes start amortizing at the end of the second year.

On October 13, 2021, the Company, through its subsidiary Concesionaria issued in the Mexico market a second issuance of 15,000,000 asset backed trust notes (“CEBUR”) under the ticket VOLARCB21L for Ps.1.5 billion Mexican pesos (US$77.5 million as of December 31,2022 based on an exchange rate of Ps.19.36 to US$1) through the Fideicomiso Irrevocable de Administración número CIB/3249 created by Concesionaria. The issuance amount is part of a program approved by the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos (US$155.0 million as of December 31, 2022 based on an exchange rate of Ps.19.36 to US$1). With this second issuance the total amount approved for the program has been reached.

The Trust Notes under the ticket VOLARCB21L comply with the Sustainability-Linked Bond Principles 2020, administered by the International Capital Market Association (ICMA). Which has Sustainability Objectives (SPT) for the KPI, to reduce carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer (gCO2 / RPK) by 21.54%, 24.08% and 25.53% by 2022, 2023 and 2024, respectively, compared to 2015. This offering will help the Company to accomplish its long-term sustainable goals, among which are to reduce CO2 emissions by 35.42% by 2030.

A feature of the asset backed trust notes is that they will pay an additional twenty-five (25) basis points to the interest rate if the sustainability goals are not met, with the possibility of mitigating the additional rate if the 2023 or 2024 targets are met.

The notes have a five -year maturity annual reductions of Ps.83,333, Ps.500,000, Ps.500,000 and Ps.416,667 (US$4.3 million, US$25.8 million, US$,25.8 million and US$21.5 million as of December 31, 2023, 2024, 2025 and 2026, respectively, based on an exchange rate of Ps.19.36 to US$1 as of December 31,2022) with a floating one-month coupon rate referenced to TIIE 28 plus with a 200 basis point spread. The notes start amortizing at the end of the second year.

The asset backed trust note’s structure operate on specific rules and provide a DSCR “Debt Service Coverage Ratio” which is computed by comparing the Mexican Peso collections over the previous six months to the next 6 months of debt service. In general, no retention of funds exists if the ratio exceeds 2.5 times. Amortization on the asset backed trust notes began in July of 2021 for the first issuance and the second issuance will begin in November of 2023. In addition, early amortization applies if:

i)	The Debt Coverage Ratio is less than 1.75x on any of the determination dates;
ii)	An event of retention is not covered in a period of 90 consecutive days;
iii)	The debt service reserve account of any series maintains on deposit an amount less than the required balance of the debt service reserve account for a period that includes two or more consecutive payment methods;
iv)	Insolvency event of Concesionaria;
v)	The update of a new insolvency event in relation to the Concesionaria;
vi)	Updating a new event of default.

In the event of default, the Trustee will refrain from delivering any amount that it would otherwise be to require to deliver to Concesionaria and will dedicate use such cash flow to amortize the principal of the trust notes (“CEBUR”).

As of December 31, 2022, the Company was in compliance with the conditions of the asset backed trusted notes.

In December 2019, the Company entered into a short-term working capital facility with Banco Sabadell S.A., Institución de Banca Multiple (“Sabadell”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a 300 basis points. In December 2021, the Company renewed this working capital facility, bearing annual interest rate at TIIE 28 days plus a 240 basis points. As of December 31, 2022, the Company has completely withdrawn the available amounts of this facility.

The “Sabadell” working capital facility has the following covenant:

i)	Joint obligor (Concesionaria) must represent 85% of EBITDA of the holding.

As of December 31, 2022, the Company was not in compliance with the covenant of Sabadell loan agreement. The Company settled this short-term loan on January 5, 2023, as such any potential effects of the non-compliance were solved with the payment. The non-compliance did not trigger any cross-default provisions in other debt instruments or any lease agreement of the Company.

In December 2022, the Company renewed the working capital facility with Banco Actinver S.A., Institución de Banca Múltiple (“Actinver”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a 250 basis points. As of December 31, 2022, the Company has completely withdrawn the available amounts of the facility.

The “Actinver” working capital facility does not include obligations or restrictions.

At December 31, 2021, the Company was in compliance with the covenants under the terms of the working capital facilities.

Changes in liabilities arising from financing activities

For the years ended December 31, 2022 and 2021 the changes in liabilities from financing activities from the Company are summarized in the following table:

							Foreign		Current vs non-
	January 1,		Net cash		Accrued*		exchange		current				Conversion		December 31,
	2022		Flows		Interest		movement		reclassification		Other		effects		2022
Current interest-bearing loans and borrowings	US$	196,898	US$	(152,984)	US$	761	US$	739	US$	65,063	US$	124	US$	1,547	US$	112,148
Non-current interest -bearing loans and borrowings		108,039		111,776		—		—		(65,063)		442		5,693		160,887
Total liabilities from financing activities	US$	304,937	US$	(41,208)	US$	761	US$	739	US$	—	US$	566	US$	7,240	US$	273,035

							Foreign		Current vs non-
	January 1,		Net cash		Accrued*		exchange		current				Conversion		December 31,
	2021		Flows		Interest		movement		reclassification		Other		effects		2021
Current interest-bearing loans and borrowings	US$	78,145	US$	(60,322)	US$	142	US$	3,794	US$	179,355	US$	—	US$	(4,216)	US$	196,898
Non-current interest -bearing loans and borrowings		190,276		99,759		—		1,734		(179,355)		356		(4,731)		108,039
Total liabilities from financing activities	US$	268,421	US$	39,437	US$	142	US$	5,528	US$	—	US$	356	US$	(8,947)	US$	304,937

* This balance is net of interest provisions and interest effectively paid as of December 31, 2022 and 2021, respectively.